Financial instruments (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
Fair value of financial instruments

2013	Carrying amount	Fair Value	Level 1	Level 2	Level 3
Notes receivable	$22,678	$26,321	$—	$—	$26,321
Derivative financial instruments:
Energy contracts designated as a cashflow hedge	31,971	31,971	—	—	31,971
Energy contracts not designated as a cashflow hedge	3,737	3,737	—	—	3,737
Cross-currency swap designated as a foreign exchange hedge	109	109	—	109	—
Commodity contracts for regulated operations	482	482	—	482	—
Total derivative financial instruments	36,299	36,299	—	591	35,708
Total financial assets	$58,977	$62,620	$—	$591	$62,029
Long-term liabilities	$1,255,588	$1,261,340	$296,986	$964,354	$—
Derivative financial instruments:
Energy contracts designated as a cashflow hedge	4,781	4,781	—	—	4,781
Cross-currency swap designated as a foreign exchange hedge	7,947	7,947	—	7,947	—
Interest rate swaps not designated as a hedge	3,180	3,180	—	3,180	—
Commodity contracts for regulated operations	313	313	—	313	—
Total derivative financial instruments	16,221	16,221	—	11,440	4,781
Total financial liabilities	$1,271,809	$1,277,561	$296,986	$975,794	$4,781

26.	Financial instruments

(a)Fair value of financial instruments

2012	Carrying amount	Fair Value	Level 1	Level 2	Level 3
Notes receivable	$22,757	$25,476	$—	$—	$25,476
Derivative financial instruments:
Energy contracts designated as a cashflow hedge	12,695	12,695	—	—	12,695
Cross-currency swap designated as a foreign exchange hedge	408	408	—	408	—
Commodity contracts for regulatory operations	147	147	—	147	—
Total derivative financial instruments	13,250	13,250	—	555	12,695
Total financial assets	$36,007	$38,726	$—	$555	$38,171
Long-term liabilities	$770,826	$785,473	$293,348	$492,125	$—
Convertible debentures	960	1,319	1,319	—	—
Derivative financial instruments:
Energy contracts designated as a cashflow hedge	9,012	9,012	—	—	9,012
Cross-currency swap designated as a foreign exchange hedge	2,078	2,078	—	2,078	—
Interest rate swaps not designated as a hedge	4,778	4,778	—	4,778	—
Energy derivative contracts	287	287	—		287
Commodity contracts for regulated operations	1,661	1,661	—	1,661	—
Total derivative financial instruments	17,816	17,816	—	8,517	9,299
Total financial liabilities	$789,602	$804,608	$294,667	$500,642	$9,299

Summary of Commodity Volumes Associated with Derivative Contracts	The following are commodity volumes, in dekatherms (“dths”) associated with the above derivative contracts:

2013
Financial contracts: Gas swaps	2,734,304
Gas options	2,082,104
4,816,408

Impact of Change in Fair Value of Natural Gas Derivative Contracts
The following table presents the impact of the change in the fair value of the Company’s natural gas derivative contracts had on the accompanying balance sheets:

	2013	2012
Regulatory assets:
Gas swap contracts	$86	$1,555
Gas option contracts	$208	$106
Regulatory liabilities:
Gas swap contracts	$416	$90
Gas option contracts	$37	$57

Long-Term Energy Derivative Contracts
APCo reduces the price risk on the expected future sale of power generation at Sandy Ridge, Senate and Minonk Wind Facilities and at one of its hydro facilities no longer subject to a power purchase agreement by entering into the following long-term energy derivative contracts.

Notional quantity (MW-hrs)	Expiry	Receive average prices (per MW-hr)		Pay floating price (per MW-hr)
Energy delivered less existing swap	December 2014	U.S. $	32.64	PJM Western HUB
Energy delivered less existing swap	December 2014	U.S. $	25.64	NI HUB
Energy delivered less existing swap	December 2014	U.S. $	27.39	ERCOT North HUB
147,199	December 2016		$67.36	AESO
1,029,732	December 2022	U.S. $	42.81	PJM Western HUB
4,395,665	December 2022	U.S. $	30.25	NI HUB
4,663,097	December 2027	U.S. $	36.46	ERCOT North HUB

Derivative Financial Instruments Designated as Cash Flow Hedge, Effect on Consolidated Statement of Operations
The effects on the consolidated statements of operations of derivative financial instruments designated as cash flow hedge consist of the following:

	2013	2012
Gain on derivative instruments (ineffective portion)	$1,304	$105
The following table summarizes changes in other comprehensive income attributable to derivative financial instruments designated as a hedge:

	2013	2012
Effective portion of cash flow hedge, gain	$17,338	$5,217
Gain (loss) realized on cash flow hedge	(30)	(49)
	$17,308	$5,168
Less noncontrolling interest	(9,064)	(1,572)
Change in fair value of cash flow hedge in other comprehensive income attributable to shareholders of Algonquin Power & Utilities Corp.	$8,244	$3,596

Schedule of Other Derivative Instruments
The electricity derivative contracts are net settled fixed-for-floating swaps whereby APUC pays a fixed price and receives the floating or indexed price on a notional quantity of energy over the remainder of the contract term at an average rate, as per the following table. These contracts are not accounted for as hedges and changes in fair value are recorded in earnings as they occur.

Notional quantity (MW-hrs)	Expiry	Receive average prices (per MW-hr)		Net Asset
19,440	February 2014	U.S. $	61.40	$1,833
69,154	March 2015	U.S. $	48.83	1,729

Effects on Statement of Operations of Derivative Financial Instruments Not Designated as Hedges
The effects on the statement of operations of derivative financial instruments not designated as hedges consist of the following:

	2013	2012
Change in unrealized loss/(gain) on derivative financial instruments:
Interest rate swaps	$(1,598)	$(2,197)
Energy derivative contracts	(3,809)	(825)
Total change in unrealized loss/(gain) on derivative financial instruments	$(5,407)	$(3,022)
Realized loss/(gain) on derivative financial instruments:
Foreign exchange contracts	$—	$(187)
Interest rate swaps	2,024	2,094
Energy derivative contracts	(466)	987
Total realized loss on derivative financial instruments	$1,558	$2,894
Loss/(gain) on derivative financial instruments accounted for as hedges	$(3,849)	$(128)
Ineffective portion of derivatives financial instruments accounted for as hedges	$(1,351)	(105)
Gain on derivative financial instruments	$(5,200)	$(233)

Maximum Credit Risk Exposure for Financial Instruments
As at December 31, 2013 the Company’s maximum exposure to credit risk for these financial instruments was as follows:

	December 31, 2013
	Canadian $	US $
Cash and cash equivalents and restricted cash	$3,465	$15,415
Accounts receivable	18,948	137,481
Allowance for Doubtful Accounts	—	(7,955)
Notes Receivable	20,529	2,021
	$42,942	$146,962

Liabilities Maturity Profile
The Company’s liabilities mature as follows:

	Due less than 1 year	Due 2 to 3 years	Due 4 to 5 years	Due after 5 years	Total
Long term debt obligations	$8,339	$147,076	$171,907	$928,266	$1,255,588
Advances in aid of construction	1,239		—	77,697	78,936
Interest on long term debt	54,804	103,605	89,966	168,448	416,823
Purchase Obligations	156,905		—	—	156,905
Environmental obligation	10,111	45,158	3,912	18,548	77,729
Derivative financial instruments:
Cross- currency swap	—	—	—	7,947	7,947
Interest rate swaps	1,936	1,244	—	—	3,180
Energy derivative and commodity contracts	240	72	—	4,465	4,777
Capital lease payments	125	3,919	—	—	4,044
Other obligations	7,326	—	—	13,809	21,135
Total obligations	$241,025	$301,074	$265,785	$1,219,180	$2,027,064